Consolidated Statements Of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net revenues
Hosting and related services	$ 417,957	¥ 2,707,445	¥ 1,980,688	¥ 1,259,260
Managed network services	143,093	926,927	895,759	707,457
Total net revenues	561,050	3,634,372	2,876,447	1,966,717
Cost of revenues	(429,253)	(2,780,614)	(2,066,304)	(1,449,845)
Gross profit	131,797	853,758	810,143	516,872
Operating income (expenses)
Operating income	1,323	8,569
Sales and marketing expenses	(55,491)	(359,460)	(287,229)	(154,479)
General and administrative expenses	(92,769)	(600,940)	(493,309)	(186,907)
Research and development expenses	(22,050)	(142,835)	(121,676)	(77,831)
Changes in the fair value of contingent purchase consideration payables	(6,688)	(43,325)	(22,629)	(55,882)
Total operating income (expenses)	(175,675)	(1,137,991)	(924,843)	(475,099)
Operating profit (loss)	(43,878)	(284,233)	(114,700)	41,773
Interest income	8,258	53,494	67,904	48,503
Interest expense	(42,327)	(274,184)	(232,020)	(136,775)
Loss on debt extinguishment | ¥			(41,581)
Other income	4,698	30,430	26,560	6,232
Other expense	(571)	(3,701)	(1,040)	(2,112)
(Loss) gain from equity method investment	8,082	52,355	(671)	(1,372)
Foreign exchange gain (loss)	11,176	72,394	(16,256)	7,072
Loss before income taxes	(54,562)	(353,445)	(311,804)	(36,679)
Income tax expense	(7,384)	(47,830)	(16,673)	(10,324)
Net loss	(61,946)	(401,275)	(328,477)	(47,003)
Net income attributable to noncontrolling interest	(4,141)	(26,824)	(20,003)	(1,223)
Net loss attributable to the Company's ordinary shareholders	$ (66,087)	¥ (428,099)	¥ (348,480)	¥ (48,226)
Loss per share:
Basic (in per share) | (per share)	$ (0.13)	¥ (0.85)	¥ (0.89)	¥ (0.13)
Diluted (in per share) | (per share)	$ (0.13)	¥ (0.85)	¥ (0.89)	¥ (0.13)
Shares used in loss per share computation:
Weighted-average number of shares outstanding - basic (in shares)	492,065,239	492,065,239	401,335,788	364,353,974
Weighted-average number of shares outstanding-diluted (in shares)	492,065,239	492,065,239	401,335,788	364,353,974